Leases - Additional information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Payments of lease liabilities, classified as financing activities	$ 365,602	$ 346,539	$ 302,859
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Right-of-use assets	$ 2,718,497	$ 2,333,858	$ 2,164,583